--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             212-830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 2000.

The Cortland General Money Market Fund had 122,563 shareholder accounts and net assets of $1,817,003,401 as of March 31, 2000.

As of March 31, 2000, the U.S. Government Fund had 6,466 shareholder accounts and net assets of $184,846,757.

As of March 31, 2000, the Municipal Money Market Fund had 2,474 shareholder accounts and net assets of $267,367,067.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff


Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2000
================================================================================


                                                                                                            Ratings (a)
                                                                                                        -------------------
     Face                                                           Maturity                Value                  Standard
    Amount                                                            Date       Yield    (Note 2)      Moody's    & Poor's
    ------                                                            ----       -----     ------       -------    --------
Commercial Paper (20.44%)
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   British Aerospace NA Inc.                            08/21/00     6.30%  $ 19,517,989      P1         A1
  19,406,000   Forrestal Funding Master Trust                       04/19/00     5.99     19,348,849      P1         A1+
  19,215,000   Forrestal Funding Master Trust                       05/10/00     6.02     19,091,976      P1         A1+
  30,000,000   Great Lakes Funding Capital Corporation              04/20/00     6.15     29,903,100      P1         A1
  20,000,000   Greyhawk Funding                                     04/10/00     5.94     19,970,750      P1         A1+
  50,000,000   Lehman Brothers Holdings Incorporated                06/12/00     6.24     49,391,000      P2         A1
  20,000,000   Market Street Funding                                04/20/00     5.97     19,937,722      P1         A1
  11,000,000   Mississippi Business Financial Corporation           04/25/00     6.05     10,999,809      P1         A1+
  15,000,000   Mississippi Business Financial Corporation           04/28/00     6.05     14,999,718      P1         A1+
  28,503,000   MPF Limited                                          04/17/00     6.10     28,426,105      P1
  28,800,000   Paine Webber Group (j)                               04/07/00     5.97     28,771,632      P2         A2
   9,000,000   Paine Webber Group (j)                               04/27/00     6.14      8,960,350      P2         A2
  18,000,000   Paine Webber Group (j)                               05/11/00     6.12     17,878,600      P2         A2
  18,809,000   Sand Dollar Funding L.L.C.                           04/03/00     5.90     18,802,887      P1         A1+
  56,141,000   Sand Dollar Funding L.L.C.                           06/07/00     6.16     55,505,734      P1         A1+
  10,000,000   Special Purpose  Accounts Receivables Cooperative    05/18/00     6.14      9,920,622      P1         A1
------------                                                                            ------------
 373,874,000   Total Commercial Paper                                                    371,426,843
------------                                                                            ------------
Letter of Credit Commercial Paper (26.64%)
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Banca Serfin S.A.
               LOC Barclays Bank PLC                                06/05/00     6.08%  $ 19,786,944      P1         A1+
  14,500,000   Banco Bozano Simonsen S.A.
               LOC Banco Santander                                  06/16/00     5.85     14,330,797      P1         A1+
  15,000,000   Banco Bozano Simonsen S.A.
               LOC Banco Santander                                  05/17/00     6.00     14,888,354      P1         A1+
  20,000,000   Banco Bradesco S.A.
               LOC Westdeutche Landesbank                           10/02/00     6.53     19,360,978      P1         A1+
  31,000,000   Banco Bradesco S.A.
               LOC Barclays Bank PLC                                06/19/00     6.13     30,594,554      P1         A1+
  20,000,000   Banco De Galicia y Buenos Aires
               LOC Bayerische HypoVereins, A.G.                     05/24/00     6.04     19,824,806      P1         A1
  15,000,000   Banco Itau S.A.
               LOC Barclays Bank PLC                                05/26/00     6.05     14,867,313      P1         A1+
  19,000,000   Banco Rio de La Plata, S.A.
               LOC HSBC Bank US                                     04/04/00     6.11     18,990,604      P1         A1+
  10,000,000   Banco Rio de La Plata, S.A.
               LOC HSBC Bank US                                     04/10/00     6.00      9,985,375      P1         A1+

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                 Ratings (a)
                                                                                                            -------------------
     Face                                                               Maturity                Value                  Standard
    Amount                                                                Date       Yield    (Note 2)      Moody's    & Poor's
    ------                                                                ----       -----     ------       -------    --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  7,000,000   Banco Rio de La Plata, S.A.
               LOC HSBC Bank US                                         04/11/00     6.00%  $  6,988,625      P1         A1+
  15,000,000   Cofco Capital Corporation
               LOC Bank of America                                      05/16/00     6.11     14,886,563      P1         A1+
  20,317,000   Cogentrix of Richmond
               LOC Banque Paribas                                       04/10/00     6.06     20,286,321      P1         A1
  15,000,000   Cogentrix of Richmond
               LOC Banque Paribas                                       04/18/00     6.04     14,957,429      P1         A1
  18,532,000   CSN Overseas
               LOC Banco Santander                                      06/28/00     6.18     18,258,838      P1         A1
  20,000,000   CSN Overseas
               LOC Barclays Bank PLC                                    08/31/00     6.32     19,482,356      P1         A1+
  18,000,000   Dean Health System Inc
               LOC Rabobank Nederland                                   04/13/00     6.03     17,964,000      P1         A1+
  20,000,000   Dixie Overseas Ltd.
               LOC Credit Agricole                                      04/07/00     5.91     19,980,400      P1         A1+
  35,000,000   E D & F Man Finance
               LOC Rabobank Nederland                                   06/22/00     6.22     34,511,417      P1         A1+
  35,000,000   Finans Funding Corporation II
               LOC Rabobank Nederland                                   06/30/00     6.12     34,474,750      P1         A1+
  40,000,000   Formosa Plastics Corporation
               LOC ABN AMRO Bank                                        04/27/00     6.09     39,825,222      P1         A1+
  15,000,000   Garanti Funding Corporation
               LOC Bayerische HypoVereinsbank, A.G.                     04/18/00     5.94     14,959,625      P1         A1+
  20,000,000   Louis Dreyfus Corporation
               LOC ABN AMRO Bank                                        04/10/00     5.94     19,970,450      P1         A1+
  15,000,000   Louis Dreyfus Corporation
               LOC ABN AMRO Bank                                        04/17/00     6.04     14,959,933      P1         A1+
  30,000,000   Michelin North America
               LOC Societe General                                      04/20/00     6.07     29,904,367      P1         A1+
------------                                                                                ------------
 488,349,000   Total Letter of Credit Commercial Paper                                       484,040,021
------------                                                                                ------------
Loan Participation (0.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 13,000,000   Equitable Life Assurance with Chase Manhattan Bank (k)   03/19/01     6.24%  $ 13,000,000      P1         A1
------------                                                                                ------------
  13,000,000   Total Loan Participation                                                       13,000,000
------------                                                                                ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)     Moody's  & Poor's
    ------                                                                        ----       -----     ------      -------  --------
Master Notes (6.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 45,000,000   GMAC Mortgage Corporation (b)                                    04/03/00     5.91%   $ 44,985,298
  20,000,000   The Goldman Sachs Group L.P.                                     05/18/00     6.09      20,000,000     P1      A1+
  50,000,000   Willamette Industries, Incorporated (d)                          06/16/00     5.97      50,000,000             A1
------------                                                                                         ------------
 115,000,000   Total Master Notes                                                                     114,985,298
------------                                                                                         ------------
Medium Term Notes (2.20%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   The Goldman Sachs Group Incorporated                             08/07/00     6.00%   $ 10,000,000     P1      A1+
  20,000,000   Lehman Brothers Holdings (j)                                     07/20/00     5.95      20,005,606     P2      A1
  10,000,000   Syndicated Loan Funding Trust (c)                                06/15/00     6.14      10,000,000     Aa2
------------                                                                                         ------------
  40,000,000   Total Medium Term Notes                                                                 40,005,606
------------                                                                                         ------------
Other Notes (28.95%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,515,000   2150 Investment Company - Series 1997 (e)
               LOC Fifth Third Bank                                             02/01/17     6.20%   $  2,515,000
   6,800,000   Adelanto California, Public Utility (e)
               LOC California State Teachers Retirement System                  11/01/34     6.15       6,800,000             A1+
   4,475,000   Adel, GA IDA (Specialty Stampings, L.L.C.) (e)
               LOC National Bank of Canada                                      06/01/14     6.20       4,475,000   VMIG-1
   3,850,000   Alabama State IDA (Central Casting Corporation) (e)
               LOC First Union National Bank of North Carolina                  11/01/15     6.19       3,850,000
   6,235,000   Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project-B) (e)
               LOC Columbus Bank & Trust Company                                05/01/17     6.36       6,235,000             A1
     970,000   Alpine Capital Investment LLC (e)
               LOC First of America                                             09/15/27     6.25         970,000
   1,645,000   Andrews Laser Works Corporation (e)
               LOC Firstar Bank, N.A.                                           05/01/08     6.27       1,645,000
  20,000,000   Bank of America Bank Notes (f)                                   02/26/01     6.13      20,000,000     P1      A1
   1,615,000   Berkeley Square Retirement Center - Series 1998 (e)
               LOC Fifth Third Bank                                             02/01/13     6.25       1,615,000
  10,000,000   CEGW, Incorporated (e)
               LOC PNC Bank, N.A.                                               03/31/09     6.15      10,000,000
  25,000,000   CFM International, Inc. Guaranteed Notes - Series 1999A (l)
               LOC General Electric Company                                     01/01/10     6.17      25,000,000
   5,350,000   Cheney Brothers Incorporated (e)
               LOC First Union National Bank of North Carolina                  12/01/16     6.19       5,350,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity               Value               Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,400,000   Cinnamon Properties, Incorporated (e)
               LOC Firstar Bank                                                  04/01/20    6.22%   $  3,400,000
  15,750,000   City & County of San Franscisco
               Redevelopment Agency Taxable MHRB (e)
               LOC Bayerische HypoVereins, A.G.                                  07/01/34    6.15      15,750,000   VMIG-1
   8,555,000   Concrete Company - Series 1998 (e)
               LOC Columbus Bank & Trust Company                                 07/01/48    6.20       8,555,000             A1
   1,830,000   Consolidated Equities, L.L.C. - Series 1995 (e)
               LOC Old Kent Bank & Trust Company                                 12/01/25    6.25       1,830,000
   4,445,000   Cunat Capital Corporation
               (Cunat Brothers, Incorporated/Irish Parie L.P.) - Series 1997B (e)
               LOC LaSalle National Bank                                         06/01/27    6.25       4,445,000
   1,545,000   Delta Capital L.L.C. - Series A (e)
               LOC First Michigan Bank                                           01/01/26    6.25       1,545,000
   2,780,000   Devin F. & Janis L. McCarthy - Series 1997 (e)
               LOC Firstar Bank, N.A.                                            07/01/17    6.27       2,780,000
   4,910,000   Douglas County, GA Development Authority
               (Abrams Riverside, LLC Project) (e)
               LOC Bank of America                                               11/01/18    6.20       4,910,000
   6,370,000   Eagle Landing IV, Limited (e)
               LOC Regions Bank                                                  09/01/26    6.15       6,370,000     P1
   5,476,000   Erie Funding I - Series 1989 (e)
               LOC FirstMerit Bank                                               11/01/26    6.21       5,476,000
   6,150,000   Eckert Seamans Cherin & Mellot (e)
               LOC PNC Bank,N.A.                                                 01/01/15    4.00       6,150,000
  25,000,000   First Union National Bank of North Carolina (m)                   07/17/00    6.24      25,000,000     P1      A1
   2,700,000   Garden City Hospital Osteopath  - Series 1997 (e)
               LOC National City Bank                                            10/01/17    6.15       2,700,000             A1
   2,209,871   General Electric Engine Receivables 1996-1 Trust
               VR Guaranteed Notes (g)                                           02/14/01    6.11       2,209,871     P1      A1+
  35,000,000   The Goldman Sachs Group, L.P. (h)                                 04/12/01    6.12      35,000,000     P1      A1+
   1,900,000   Goshen Project - Series 1997 (e)
               LOC FirstMerit Bank                                               11/01/17    6.26       1,900,000
   1,885,000   Industrial  Development Board of Montgomery (e)
               LOC Columbus Bank & Trust Company                                 07/01/16    6.10       1,885,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity               Value               Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,685,000  Institutional Distributors, Incorporated - Series 1997 (e)
              LOC Firstar Bank, N.A.                                            06/01/17     6.22%  $ 10,685,000
   2,110,000  JDV LLC (e)
              LOC Michigan National Bank                                        07/01/27     6.25      2,110,000
   2,885,000  Jake Sweeney Automotive, Incorporated (e)
              LOC Firstar Bank, N.A.                                            04/01/10     6.22      2,885,000
  25,000,000  John Hancock Mutual Life Insurance Company (n)                    08/19/05     6.15     25,000,000     P1       A1+
   1,080,000  KBL Capital Fund, Incorporated
              (BH Reality Limited Partnership) (e)
              LOC Old Kent Bank & Trust Company                                 05/01/21     6.20      1,080,000              A1
   4,280,000  KBL Capital Fund, Incorporated -  Series 1995A (e)
              LOC Old Kent Bank & Trust Company                                 07/01/05     6.20      4,280,000              A1
   2,000,000  Kit Carson County, CO Agricultural Development RB
              (Midwest Farms, LLC) - Series 1997 (e)
              LOC Norwest Bank Minneapolis                                      06/01/27     6.15      2,000,000              A1
   5,275,000  Kool Capital, L.L.C. (e)
              LOC Michigan National Bank                                        04/01/29     6.25      5,275,000
   5,400,000  Kwik Park Corporation - Series 1999A (e)
              LOC PNC Bank, N.A.                                                09/01/19     6.15      5,400,000
  12,420,000  Laminations, Incorporated & Santana (e)
              LOC PNC Bank, N.A.                                                08/31/15     6.15     12,420,000
   4,200,000  Laurel County, KY Industrial Building RB
              (Consolidated Biscuit Company Project) (e)
              LOC Fifth Third Bank                                              03/01/15     6.17      4,200,000
     500,000  LRC - B Wadsworth Investors, Limited (e)
              LOC Firstar Bank, N.A.                                            09/01/17     6.42        500,000
   3,740,000  Macroe Properties, Incorporated (e)
              LOC First Michigan Bank                                           09/01/27     6.25      3,740,000
   9,315,000  Madison, WI RB Community Development Authority
              (Blake '89 Project) - Series 1996A (e)                            01/01/19     6.25      9,315,000
   4,100,000  Maryland HEFA RB (North Arundale Hospital) (e)
              LOC Mellon Bank, N.A.                                             07/01/27     6.30      4,100,000
   3,940,000  Maximum Principal Amount Limited Partnership
              (Riverview Medical Office Building) (e)
              LOC National City Bank                                            11/01/17     6.18      3,940,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)     Moody's  & Poor's
    ------                                                                        ----       -----     ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,400,000  Maximum Principal Amount (Buckeye Corrugated, Inc. Project) (e)
              LOC National City Bank                                            01/01/05     6.18%   $  2,400,000
   1,485,000  Maximum Principal Amount (Goson Project) (e)
              LOC FirstMerit Bank                                               08/01/23     6.26       1,485,000
   5,200,000  Maximum Principal Amount  (Hanover Project) (e)
              LOC National City Bank                                            12/01/07     6.18       5,200,000             A1
   3,300,000  McCreary County, KY  (Le Sportsac, Inc. Pro-Phase) (e)
              LOC Fifth Third Bank                                              04/01/15     6.18       3,300,000
   2,205,000  Miami River Stone Company (e)
              LOC Firstar Bank, N.A.                                            08/01/09     6.22       2,205,000
   1,000,000  Miami Valley Steel Service, Incorporated - Series 1996 (e)
              LOC National City Bank                                            02/01/16     6.18       1,000,000
   2,670,000  Michigan HEFA (Hope College) - Series 1996M (e)
              LOC Old Kent Bank & Trust Company                                 10/01/16     6.25       2,670,000
   1,000,000  Milwaukee, WI (Historic Third Ward Parking Project) (e)
              LOC Northern Trust                                                09/01/29     6.25       1,000,000
   5,790,000  Mississippi Business Finance Corporation IDRB
              (Howard Industries, Incorporated) - Series 1995 (e)
              LOC National Bank of Detroit                                      06/01/10     6.35       5,790,000      P1
   9,005,000  Mobile, AL RB Medical Clinic Board
              (Springhill Medical Complex) - Series 1996B (e)
              LOC Amsouth Bank, N.A.                                            09/01/11     6.12       9,005,000      P1
   3,640,000  NPI Capital, LLC (e)
              LOC Michigan National Bank                                        07/01/29     6.25       3,640,000
   4,025,000  New Federal Cold Storage, Incorporated Project - Series 199C (e)
              LOC National City Bank                                            08/01/11     6.18       4,025,000
   3,200,000  New York State HFA RB (345 East 94th Street) (e)
              LOC Key Bank                                                      11/01/31     6.25       3,200,000    VMIG-1
  10,850,000  Nugent Sand Co - Series 1999 (e)
              LOC National City Bank                                            11/01/11     6.18      10,850,000
   2,600,000  Oakland Ortho Realty Association (e)
              LOC PNC Bank, N.A.                                                09/01/09     4.00       2,600,000
   8,080,000  One Boyertown Prop. LP (e)
              Collateralized by Federal Home Loan Bank                          11/01/29     6.20       8,080,000             A1+

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)     Moody's  & Poor's
    ------                                                                        ----       -----     ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,400,000  Oxnard Financing Authority Refunding Lease RB - Series 1993 (e)
              LOC Union Bank of California                                      06/01/06     6.25%   $  4,400,000             A1
   1,700,000  Pomeroy Investments, LLC - Series 1997 (e)
              LOC Firstar Bank, N.A.                                            04/01/17     6.27       1,700,000
   2,800,000  Prince William County, VA - Series A (e)
              LOC Wachovia Bank & Trust Company, N.A.                           03/01/17     6.15       2,800,000   VMIG-1
   2,010,000  RK Capital LLC (e)
              LOC Michigan National Bank                                        12/01/28     6.25       2,010,000
   5,360,000  Security Self-Storage, Inc. (e)
              LOC Bank One                                                      01/01/19     6.15       5,360,000
   4,320,000  Shepperd Capital L.L.C. (e)
              LOC First of America                                              09/15/47     6.25       4,320,000
   4,495,000  Shepperd Capital L.L.C. (e)
              LOC Old Kent Bank & Trust Company                                 03/15/49     6.25       4,495,000
  15,000,000  SMM Trust 1999 - A (i)                                            09/13/00     6.15      15,000,000     P1      A1+
  17,600,000  Southwestern Ohio Steel, Incorporated (e)
              LOC Firstar Bank, N.A.                                            04/01/08     6.22      17,600,000
   1,820,000  Stallard-Schrier Corporation (e)
              LOC Fifth Third Bank                                              09/01/16     6.25       1,820,000
  19,000,000  State of Missouri HEFA
              (SSM Health Care System) 1995 - Series D (e)
              Insured by MBIA Insurance Corp.                                   06/01/24     6.12      19,000,000             A1+
   3,000,000  Stevenson Photo Color Company (e)
              LOC Firstar Bank, N.A.                                            08/01/19     6.22       3,000,000
  12,370,000  Stone Creek, L.L.C. - Series 1995 (e)
              LOC Columbus Bank & Trust Company                                 08/01/22     6.20      12,370,000     P1
   2,975,000  Team Capital, L.L.C. (e)
              LOC Old Kent Bank & Trust Company                                 03/01/29     6.25       2,975,000
   7,670,000  Three Reading LP (e)
              Guaranteed by Federal Home Loan Bank                              06/01/24     6.20       7,670,000             A1+
   1,745,000  Town of Greendale, IN EDA RB - Series 1993B (e)
              LOC National City Bank                                            12/01/05     6.18       1,745,000
   1,465,000  Tripplet Corporation (e)
              LOC Fifth Third Bank                                              03/01/08     6.25       1,465,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)     Moody's  & Poor's
    ------                                                                        ----       -----     ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,375,000  Vista Funding Corporation - Series 1997A (e)
              LOC Fifth Third Bank                                              07/01/15     6.20%   $  2,375,000
   1,435,000  Walt Sweeney Ford - Series 1996 (e)
              LOC Fifth Third Bank                                              01/01/12     6.25       1,435,000
   2,510,000  Washington State Housing Finance Commission
              (Marketplace Apt) (e)
              LOC Bank One                                                      07/01/29     6.15       2,510,000   VMIG-1
   2,045,000  Weller Irrevocable Trust #2 - Series 1998 (e)
              LOC First Union National Bank of North Carolina                   09/01/13     6.20       2,045,000             A1
   3,070,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (e)
              LOC First Union National Bank of North Carolina                   10/01/28     6.19       3,070,000
     830,000  Westchester Presbyterian Church (e)
              LOC Firstar Bank, N.A.                                            09/01/13     6.42         830,000
   1,970,000  William Thies & Son, Incorporated (e)
              LOC First Union National Bank of North Carolina                   03/01/07     6.19       1,970,000
   2,000,000  Wilmington Iron & Metal Company (e)                               08/01/14     6.20       2,000,000
   7,891,979  Wilmington Trust Company (e)                                      01/01/11     6.11       7,891,979     P1      A1+
  12,500,000  Winder-Barrow Industrial Building(e)
              LOC Columbus Bank & Trust Company                                 02/01/20     6.20      12,500,000             A1
------------                                                                                         ------------
 526,097,850  Total Other Notes                                                                       526,097,850
------------                                                                                         ------------
Repurchase Agreement, Overnight (2.04%)
------------------------------------------------------------------------------------------------------------------------------------
$ 37,000,000  The Goldman Sachs Group L.P. (Collateralized by $43,995,997,
              GNMA, 6.28% to 7.500%, due 02/15/28 to 08/16/29,
              proceeds $37,740,001)                                             04/03/00     6.13%   $ 37,000,000
------------                                                                                         ------------
  37,000,000  Total Repurchase Agreement, Overnight                                                    37,000,000
------------                                                                                         ------------
U.S. Treasury Bills (0.54%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000  U.S. Treasury Bills                                               08/24/00     5.94%   $  9,767,597
------------                                                                                         ------------
  10,000,000  Total U.S. Treasury Bills                                                                 9,767,597
------------                                                                                         ------------
Time Deposits (8.81%)
------------------------------------------------------------------------------------------------------------------------------------
$ 80,000,000  Bank One                                                          04/03/00     6.32%   $ 80,000,000     P1      A1+
  35,000,000  National Bank of Canada                                           04/03/00     6.31      35,000,000     P1      A1
  45,000,000  Westdeutsche Landesbank                                           04/03/00     6.31      45,000,000     P1      A1+
------------                                                                                         ------------
 160,000,000  Total Time Deposits                                                                     160,000,000
------------                                                                                         ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date       Yield    (Note 2)     Moody's  & Poor's
    ------                                                                        ----       -----     ------      -------  --------
Yankee Certificates of Deposit (3.85%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   Bank of Montreal                                                 05/08/00     5.23%   $   9,999,512   P1        A1+
  20,000,000   Bayerische Hypo-und Vereinsbank, A.G.                            05/04/00     5.23       19,999,043   P1        A1
  15,000,000   Commerzbank, A.G.                                                05/18/00     5.32       14,999,071   P1        A1+
  15,000,000   Deutsche Bank, A.G.                                              05/22/00     5.40       14,999,194   P1        A1+
  10,000,000   Union Bank of Switzerland                                        07/05/00     5.80        9,999,004   P1        A1+
------------                                                                                         -------------
  70,000,000   Total Yankee Certificates of Deposit                                                     69,995,824
------------                                                                                         -------------
               Total Investments (100.51%) (Cost $1,826,319,039+)                                   $1,826,319,039
               Liabilities in excess of cash and other assets (-0.51%)                              (    9,315,638)
                                                                                                     -------------
               Net Assets (100.00%)                                                                 $1,817,003,401
               +   Aggregate cost for federal income tax purposes is identical                      =============

FOOTNOTES:
(a) The ratings noted (unaudited) for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b)  The interest rate is adjusted monthly based upon one month LIBOR.

(c) The interest rate is adjusted monthly based upon one month LIBOR plus .14 basis point.

(d) The interest rate is adjusted monthly based upon one month LIBOR rate plus 5 basis point; 7 day put option.

(e) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(f)  The interest rate is adjusted daily based upon prime rate minus 2.87%.

(g) The interest rate is adjusted weekly based upon one month LIBOR minus 1 basis point; weekly put option.

(h) The interest rate is adjusted quarterly based upon LIBOR plus .08 basis point.

(i) The interest rate is adjusted quarterly based upon three month LIBOR plus 12 basis points

(j) These securities are split rated. Having top tier rating from at least two national securities rating agencies.

(k) The interest rate is adjusted daily based upon three month LIBOR plus 5 basis points.

(l) The interest rate adjusts weekly average of prior week one month LIBOR, weekly put.

(m)  The interest rate is adjusted daily based upon prime rate minus 2.76%.

(n) The interest rate is adjusted quarterly based upon three month LIBOR plus .06 basis points.

KEY:
     EDA      =     Economic Development Authority                IDRB     =      Industrial Development Revenue Bond
     GMAC     =     General Motors Acceptance Corporation         LOC      =      Letter of Credit
     GNMA     =     Government National Mortgage Association      MHRB     =      Multi-Family Housing Revenue Bond
     HFA      =     Housing Finance Authority                     RB       =      Revenue Bond
     HEFA     =     Health & Education Facilities Authority       VR       =      Variable Rate
     IDA      =     Industrial Development Authority

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2000
================================================================================

     Face                                                         Maturity                 Value
    Amount                                                          Date      Yield       (Note 2)
    ------                                                          ----      -----        ------
Agency Discount Notes (26.81%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000   Federal Farm Credit Bank                           04/25/00    4.95%    $  3,489,010
   2,634,000   Federal Home Loan Bank                             04/14/00    6.01        2,628,303
   2,000,000   Federal Home Loan Bank                             05/15/00    5.90        1,985,920
   2,062,000   Federal Home Loan Bank                             05/25/00    5.90        2,044,030
   2,265,000   Federal Home Loan Mortgage Corporation             04/03/00    6.05        2,264,239
   6,000,000   Federal Home Loan Mortgage Corporation             04/11/00    5.82        5,990,358
   2,000,000   Federal Home Loan Mortgage Corporation             04/25/00    6.03        1,992,000
   3,000,000   Federal Home Loan Mortgage Corporation             05/04/00    5.83        2,984,187
   3,000,000   Federal Home Loan Mortgage Corporation             06/08/00    5.97        2,966,680
   3,000,000   Federal Home Loan Mortgage Corporation             08/17/00    6.11        2,931,805
   2,480,000   Federal National Mortgage Association              04/27/00    6.03        2,469,253
   3,000,000   Federal National Mortgage Association              05/04/00    5.85        2,984,146
   3,000,000   Federal National Mortgage Association              05/11/00    5.63        2,981,733
   2,000,000   Federal National Mortgage Association              05/25/00    5.79        1,983,110
   2,000,000   Federal National Mortgage Association              05/26/00    5.85        1,982,583
   5,000,000   Federal National Mortgage Association              06/08/00    5.89        4,945,506
   3,000,000   Federal National Mortgage Association              08/03/00    6.07        2,939,137
------------                                                                           ------------
  49,941,000   Total Agency Discount Notes                                               49,562,000
------------                                                                           ------------
Floating Rate Securities (11.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   Federal Home Loan Bank Floater (a)                 07/31/00    6.07%    $ 15,004,052
   5,000,000   Federal Home Loan Bank Floater (b)                 10/04/00    5.91        4,998,253
   2,000,000   Federal Home Loan Bank Floater (c)                 10/10/00    6.13        2,000,000
------------                                                                           ------------
  22,000,000   Total Floating Rate Securities                                            22,002,305
------------                                                                           ------------
Government Agencies (5.15%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Federal Home Loan Bank                             05/11/00    5.05%    $  1,999,932
   2,000,000   Federal Home Loan Bank                             05/24/00    5.21        2,000,000
     825,000   Federal Home Loan Bank                             06/08/00    5.93          824,855
   2,700,000   Federal Home Loan Bank                             06/23/00    5.92        2,697,260
   2,000,000   Federal Home Loan Bank                             08/24/00    5.95        2,000,000
------------                                                                           ------------
   9,525,000   Total Government Agencies                                                  9,522,047
------------                                                                           ------------
Government Agency Medium Term Noes (8.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Federal Home Loan Bank                             04/28/00    4.97%    $  2,999,915
   5,500,000   Federal Home Loan Bank                             05/19/00    5.22        5,499,075
   2,000,000   Federal Home Loan Bank                             10/06/00    6.02        2,000,000
   3,000,000   Federal National Mortgage Association              05/19/00    5.57        2,997,418
   2,000,000   Federal National Mortgage Association              12/07/00    6.18        1,993,812
------------                                                                           ------------
  15,500,000   Total Government Agency Medium Term Notes                                 15,490,220
------------                                                                           ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

     Face                                                                       Maturity                 Value
    Amount                                                                        Date      Yield       (Note 2)
    ------                                                                        ----      -----        ------
Repurchase Agreements, Overnight (47.07%)
------------------------------------------------------------------------------------------------------------------------------------
$ 45,000,000   Goldman Sachs Group L.P. (Collateralized by $54,070,987,
               GNMAs, 6.330% to 7.500%, due 12/20/25 to 02/15/28,
               proceeds $45,900,001)                                            04/03/00    6.13%    $ 45,000,000
  42,000,000   Solomon Smith Barney (Collateralized by $50,379,459, GNMA,
               6.000%, due 2/20/24, proceeds $42,840,001)                       04/03/00    6.13       42,000,000
------------                                                                                          -----------
  87,000,000   Total Repurchase Agreements, Overnight                                                  87,000,000
------------                                                                                          -----------
               Total Investments (99.31%) (Cost $183,576,572+)                                       $183,576,572
               Cash and Other Assets, Net of Liabilities (0.69%)                                        1,270,185
                                                                                                      -----------
               Net Assets (100%)                                                                     $184,846,757
                                                                                                      ===========

               +   Aggregate cost for income tax purposes is identical.


FOOTNOTES:

(a) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes weekly based on 3 month T-Bill BEY plus 38.5 basis points.

(b) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes quarterly based on 3 month LIBOR minus .16 basis points.

(c) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes daily pegged to Prime minus 2.87 basis points.





















--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Tax Exempt Investments (18.42%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000   City of Lima, OH School District                                 08/01/00     4.18% $  4,005,141
   5,065,000   City of Kelso, WA GAN - Series 2000                              02/25/01     4.50     5,065,000
   2,885,000   City of Wichita, KS GO                                           04/27/00     3.15     2,885,596     MIG-1   SP-1+
   2,095,000   Commonwealth of Kentucky State & Buildings Commissions RB        05/01/00     3.64     2,095,965
   6,500,000   Harford County, MD (A.O. Smith Project)
               LOC Bank One                                                     09/01/00     4.40     6,500,000
   1,250,000   Illinois Sports Facility Authority RB - Series A
               Insured by MBIA Insurance Corp.                                  06/15/00     3.29     1,251,622
   5,000,000   Kentucky Interlocal School Association TRAN                      06/30/00     3.49     5,005,307     MIG-1   SP-1+
   4,000,000   Lubbock, TX HFA - Series A
               GIC Bayerische Landesbank Girozentrale                           05/05/00     3.20     4,000,000     MIG-1
   2,000,000   Nashville, TN Metropolitan Nashville Airport
               (Tennessee Airports Project) - Series A
               Insured by FGIC                                                  07/01/00     3.24     2,013,949
   1,000,000   New Mexico State Highway Commission
               Senior Subordinate Tax Revenue Highway Bond                      06/15/00     3.13     1,001,950
   2,000,000   North Dakota HFA (Home Mortgage Finance Project)
               GIC Bayerische Landesbank Girozentrale                           09/29/00     3.80     2,000,000
   1,500,000   North Dakota HFA RB - Series C
               GIC Trinity Funding                                              04/01/00     3.20     1,500,000     MIG-1
     650,000   Pecatonia, WI Area School District                               11/01/00     3.98       650,327
   5,000,000   State of Texas TRAN                                              08/31/00     3.64     5,016,054     MIG-1   SP-1+
   2,250,000   Whitnall School District                                         10/27/00     3.89     2,253,817
   3,000,000   Wisconsin School Cash Flow                                       11/01/00     4.30     3,000,000
   1,000,000   Wisconsin State Health & Education Authority (Aurora Health Care)
               Insured by MBIA Insurance Corp.                                  08/15/00     3.58     1,003,245
------------                                                                                       ------------
  49,195,000   Total Other Tax Exempt Investments                                                    49,247,973
------------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (57.95%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Adel, GA IDA IDRB (Specialty Stampings, LLC)
               LOC National Bank of Canada                                      06/01/14     4.10% $  1,000,000    VMIG-1
     250,000   Amelia County, VA IDRB
               LOC Morgan Guaranty Trust Company                                07/01/07     4.00       250,000    VMIG-1

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,335,000   Arkansas Development Finance Authority
              (Conestoga Wood Specialties Project)
              LOC First Union National Bank                                     07/01/08     4.10%  $ 4,335,000
  5,455,000   Auburn, AL Non-Profit HDA (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27     4.15     5,455,000              A1
  1,100,000   Butler County, PA IDA (Armco Incorporated Project) - Series 1996A
              LOC Chase Manhattan Bank, N.A.                                    06/01/20     4.20     1,100,000
  2,000,000   Calcasieu Parish, LA Public Trust Authority
              (Solid Waste Disposal)
              LOC Morgan Guaranty Trust Company                                 12/01/27     4.00     2,000,000              A1+
  4,000,000   City of Valdez, AK Marine Terminal (Exxon Pipeline)               10/01/25     3.95     4,000,000      P1      A1+
  9,115,000   Clipper, HI HFDA                                                  07/24/03     4.11     9,115,000    VMIG-1
  2,200,000   Colorado Regional Transportation District
              (Transit Vehicles Project) - Series A
              LOC State Street Bank & Trust Company                             12/01/17     3.95     2,200,000              A1+
 10,700,000   Dade County, FL IDA RB (Power & Light)                            06/01/21     3.95    10,700,000    VMIG-1    A1+
  1,000,000   Delta County, MI EDC (Mead Escanaba) - Series D
              LOC Credit Suisse First Boston                                    12/01/23     3.95     1,000,000      P1
  3,500,000   Deridder, LA IDRB (Pax Inc. Project)
              LOC Bank One                                                      08/01/12     4.15     3,500,000              A1+
  8,250,000   Director State of Nevada Department of Business & Industry IDRB
              (Valley Joist Inc. Project) - Series A
              LOC Toronto-Dominion Bank                                         06/01/17     4.00     8,250,000
  1,400,000   District of Columbia COPS (Tyler House Trust) - Series 1995A
              LOC Landesbank Hessen                                             08/01/25     4.10     1,400,000    VMIG-1
  2,300,000   Emery County, UT PCRB
              Insured by AMBAC Indemnity Corp.                                  11/01/24     4.00     2,300,000      P1      A1+
 10,000,000   Emmaus, PA General Authority Local Government Assistance
              GIC Goldman Sachs                                                 03/01/24     3.90    10,000,000              A1+
  6,445,000   Fulton County, GA MHRB (Greenhouse Holcomb Project)
              Guaranteed by Federal National Mortgage Association               04/01/30     3.90     6,445,000              A1+
  1,140,000   Fulton County, GA Development Authority RB
              (Darby Printing Company)
              LOC Wachovia Bank & Trust Co., N.A.                               04/01/11     4.25     1,140,000
  3,000,000   Georgia State Morgan Stanley Floating Rate Trust                  11/01/10     3.96     3,000,000
  1,700,000   Illinois HFA (Resurrection Health Care Service)
              Insured by FSA                                                    05/15/29     4.00     1,700,000    VMIG-1    A1+

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  Jacksonville, FL Electric Authority RB                             10/01/10     4.00%  $ 4,000,000    VMIG-1    A1+
  3,000,000  Jefferson County, KY Industrial Building
             (Fetter Printing Company Project)
             LOC PNC Bank, N.A.                                                 05/01/10     4.10     3,000,000
  2,000,000  Kansas State Devlopement Authority (Village Shalom Obligation )
             LOC LaSalle National Bank                                          11/15/28     4.00     2,000,000              A1+
  3,800,000  Lebanon, MO IDA IDRB (Durham Company Project)
             LOC Commerce Bank Missouri                                         01/01/19     4.15     3,800,000      P1
  1,250,000  Liberty County, GA Industrial Authority (Harbin Lumber Company)
             LOC Suntrust Bank                                                  04/01/14     4.10     1,250,000
  1,500,000  Louisville & Jefferson Counties Regional Airport System - Series AA
             LOC National City Bank                                             06/30/02     4.05     1,500,000    VMIG-1
  1,575,000  Lynchburg, VA IDA (AEROFIN Corp. Project)
             LOC PNC Bank, N.A.                                                 03/01/29     4.10     1,575,000
  1,100,000  Maricopa County, AZ PCRB (Arizona Public Service Palo V)
             LOC Bank of America                                                05/01/29     3.95     1,100,000      P1      A1+
  1,000,000  Michigan Strategic Fund (Consumers Power Co.) - Series 1988
             Insured by AMBAC Indemnity Corp.                                   04/15/18     3.95     1,000,000    VMIG-1
  1,100,000  Michigan Strategic Fund (Detroit Edison Co)
             LOC Barclays Bank                                                  09/01/30     4.00     1,100,000      P1      A1+
    700,000  New Albany, IN EDA RB (Bert R. Huncilman & Son) - Series A
             LOC PNC Bank, N.A.                                                 04/01/06     4.10       700,000
  2,700,000  New York City, NY GO - Subseries A-5
             LOC KBC Bank                                                       08/01/15     4.00     2,700,000    VMIG-1    A1+
  2,400,000  North Central Texas Health Facility (Methodist Hospitals of Dallas)
             Insured by MBIA/LOC Rabobank                                       10/01/15     4.00     2,400,000              A1+
  2,000,000  Ocean Highway and Port Authority, FL
             Port, Airport, and Marina Improvement
             LOC ABN AMRO Bank                                                  12/01/20     4.00     2,000,000    VMIG-1    A1+
  1,300,000  Ohio State Air Quality Development Authoriy
             (Cincinnati Gas & Electric) - Series B
             LOC Morgan Guaranty Trust Company                                  12/01/15     4.10     1,300,000              A1+
  2,000,000  Ouachita Parish, LA IDB (EPCO Carbondioxide Project)
             LOC Bank One                                                       02/01/05     4.05     2,000,000      P1


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    425,000  Pennsylvania EDFA  (Tri State Hyraulics Inc.) - Series 1996D-7
              LOC PNC Bank, N.A.                                                08/01/06     4.10%  $    425,000
   2,000,000  Pennsylvania EDFA RB  (Trigon Incorporated)
              LOC PNC Bank, N.A.                                                08/01/05     4.10      2,000,000
   1,200,000  Pennsylvania EDFA (Plastikos Reality Project) - Series 1997E
              LOC PNC Bank, N.A.                                                11/01/12     4.10      1,200,000
   2,000,000  Philadelphia, PA Hospital & Higher Education
              (Children's Hospital Project) - Series A                          03/01/27     3.95      2,000,000   VMIG-1    A1+
   2,500,000  Port of Corpus Christie Nueces County, TX
              (Koch Refining Co.) - Series 1995A                                05/01/25     3.85      2,500,000   VMIG-1    A1+
   2,300,000  Port of Port Authority Navigation (Jefferson County for Texaco)   10/01/24     4.00      2,300,000   VMIG-1    A1
     800,000  Portland, OR IDRB (Oregon Transfer Company)
              LOC US National Bank of Oregon                                    11/01/01     4.52        800,000
   2,490,000  Prattville, AL IDRB (Merchant Realty Co.)
              LOC Amsouth Bank                                                  03/01/26     4.10      2,490,000             A1
   2,050,000  Raleigh-Durham, NC (American Airlines)
              LOC Bank of America                                               11/01/15     4.00      2,050,000             A1+
     950,000  Richmond, GA Solid Waste RB (Evergreen Nylon Recycling)
              LOC Banque National de Paris                                      07/01/32     3.95        950,000     P1      A1
   4,000,000  South Carolina Jobs EDA RB (Village Blacksmith Inc. Project)
              LOC Marshall & Ilsley                                             04/01/14     4.10      4,000,000
   7,000,000  Sussex County, DE IDRB (Perdue Farms Inc. Project) - Series 1992
              LOC Rabobank Nederland                                            04/01/12     4.10      7,000,000
   1,715,000  Talbot County, GA Development Authority IDRB
              (Douglas Asphalt Company Project)
              LOC First Union National Bank                                     04/01/08     4.10      1,715,000
   6,400,000  Town of Hurley, NM PCRB (Kennecott British Petroleum)             12/01/15     3.95      6,400,000      P1      A1+
   3,940,000  Town of York, ME (Stonewall Realty LLC Project)
              LOC Citizen Bank of Rhode Island                                  06/01/19     4.05      3,940,000    VMIG-1
   3,000,000  Washington State Housing Finance (Emerald Heights Project)
              LOC US Bank NA                                                    01/01/21     4.05      3,000,000             A1+
     600,000  Westmoreland County, PA IDRB (Solidur Plastics Estate Project)
              LOC PNC Bank, N.A.                                                12/01/02     4.10        600,000
   1,250,000  York County, PA IDA Limited Obligation RB
              (Metal Exchange Corporation Project) - Series 1996
              LOC Comerica Bank                                                 06/01/06     4.15      1,250,000
------------                                                                                        ------------
 154,935,000  Total Other Variable Rate Demand Instruments                                           154,935,000
------------                                                                                        ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Put Bonds (c) (5.89%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  City of Chicago, IL GO Tender Notes
              LOC Landesbank Hessen                                             12/07/00     3.90%  $  3,000,000   VMIG-1    SP-1+
   1,620,000  Dayton, KY Building RB - Series 1994C
              LOC Fifth Third Bank                                              04/03/00     3.85      1,620,000
   3,175,000  Louisiana HFA Single Family Mortgage RB - Series C
              GIC Trinity Funding                                               06/01/00     3.35      3,175,000    MIG-1    SP-1+
   1,000,000  Michigan Strategic Fund (Donnelly Corp. Project) - Series 1988
              LOC Dresdner Bank A.G.                                            04/01/00     3.85      1,000,000     P1      A1+
   4,000,000  New Hampshire Business Finance Authority PCRB
              (New England Power Company)                                       04/24/00     3.70      4,000,000
   2,960,000  Vermont State Educational & Health Building Finance Agency
              (Middlebury College)                                              11/01/00     3.85      2,960,000             A1+
------------                                                                                        ------------
  15,755,000  Total Put Bonds                                                                         15,755,000
------------                                                                                        ------------
Revenue Bond (0.37%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  State of Oregon Housing & Community
              (Single Family Mortgage Program)
              Collateralized by U.S. Government Agencies                        11/02/00     3.95%  $  1,000,000    MIG-1
------------                                                                                        ------------
   1,000,000  Total Revenue Bond                                                                       1,000,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (11.75%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,700,000  Anne Arundel EDRB (Baltimore Gas & Electric Company Project)
              LOC Chase Manhattan Bank, N.A./Bank of New York                   05/02/00     3.90%  $  5,700,000   VMIG-1    A1
   6,000,000  City of Austin, TX
              LOC Morgan Guaranty Trust Company                                 04/06/00     3.85      6,000,000     P1      A1+
   5,720,000  Broward County, FL                                                04/13/00     3.65      5,720,000   VMIG-1    A1+
   2,000,000  City & County of Denver, CO
              Airport System Subordinate RB - Series 1997A
              LOC Bayerische Landesbank Girozentrale                            04/07/00     3.80      2,000,000     P1      A1+
   4,000,000  Lee County, FL Hospital Board HRB
              (Lee Memorial Hospital Project)                                   04/10/00     3.70      4,000,000   VMIG-1    A1+
   6,000,000  Lee County, FL Hospital Board HRB
              (Lee Memorial Hospital Project)                                   05/02/00     3.95      6,000,000   VMIG-1    A1+
   2,000,000  Venango, PA IDA Resource Recovery RB
              (Scrubgrass Project) - Series B
              LOC National Westminster Bank PLC                                 04/07/00     3.80      2,000,000     P1      A1+
------------                                                                                        ------------
  31,420,000  Total Tax Exempt Commercial Paper                                                       31,420,000
------------                                                                                        ------------

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity                Value              Standard
    Amount                                                                         Date       Yield    (Note 2)    Moody's  & Poor's
    ------                                                                         ----       -----     ------     -------  --------
Variable Rate Demand Instruments - Participations (b) (0.75%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  New Jersey State EDA IDRB
              (Harrison Riverside Industries Project)
              LOC Chase Manhattan Bank, N.A.                                    01/01/02     5.85%  $  1,000,000     P1        A1
   1,000,000  New Jersey State EDA IDRB (Hartz Mountain Industries Project)
              LOC Chase Manhattan Bank, N.A.                                    01/01/02     5.85      1,000,000     P1        A1
------------                                                                                         -----------
   2,000,000   Total Variable Rate Demand Instruments - Participations                                 2,000,000
------------                                                                                         -----------
Variable Rate Demand Instruments - Private Placements (b) (4.22%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,100,000  Bastrop County, TX Industrial Development Corp. IDRB
              (Blocrest Partners, LP Project)
              LOC Union Bank of California                                      04/01/22     4.35%  $  9,100,000
     110,137  New Jersey State EDA IDRB (Heary Modelle & Company)
              LOC Chase Manhattan Bank, N.A.                                    09/01/00     5.85        110,137     P1        A1
   2,062,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC Chase Manhattan Bank, N.A.                                    12/01/08     5.85      2,062,000     P1        A1
------------                                                                                         -----------
  11,272,137  Total Variable Rate Demand Instruments - Private Placements                             11,272,137
------------                                                                                         -----------
              Total Investments (99.35%) (Cost $265,630,110+)                                       $265,630,110
              Cash and Other Assets, Net of Liabilities (0.65%)                                        1,736,957
                                                                                                     -----------
              Net Assets (100.00%)                                                                  $267,367,067
                                                                                                     ===========

              +   Aggregate cost for federal income tax purposes is identical.

















--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================






FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities on which the Fund invests.

(b) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

KEY:

     COPS       =   Certificate of Participation                  HFA     =   Housing Finance Authority
     EDA        =   Economic Development Authority                HFDA    =   Housing Finance Development Authority
     EDC        =   Economic Development Commission               HRB     =   Hospital Revenue Bond
     EDFA       =   Economic Development Finance Authority        IDA     =   Industrial Development Authority
     EDRB       =   Economic Development Revenue Bond             IDB     =   Industrial Development Bond
     FGIC       =   Financial Guaranty Insurance Company          IDRB    =   Industrial Development Revenue Bond
     FSA        =   Financial Security Assurance                  LOC     =   Letter of Credit
     GAN        =   Grant Anticipation Notes                      MHRB    =   Multi-Family Housing Revenue Bond
     GIC        =   Guaranteed Investment Contract                PCRB    =   Pollution Control Revenue Bond
     GO         =   General Obligation                            RB      =   Revenue Bond
     HDA        =   Housing Development Authority                 TRAN    =   Tax and Revenue Anticipation Note





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000
================================================================================



                                           Cortland General              U.S. Government           Municipal Money
                                           Money Market Fund                  Fund                   Market Fund
                                      --------------------------    -----------------------    ----------------------

 ASSETS:
  Investments in securities*...........  $     1,826,319,039          $      183,576,572        $       265,630,110
  Cash.................................            2,071,681                     404,452                    --
  Interest receivable..................            8,335,629                     892,232                  1,810,037
                                          ------------------           -----------------         ------------------
      Total Assets.....................        1,836,726,349                 184,873,256                267,440,147


 LIABILITIES:

  Dividends payable....................              254,207                      25,774                     22,364
  Due to custodian.....................              --                           --                         48,101
  Payable for securities purchased.....           19,360,978                      --                        --
  Payable for shares redeemed..........              --                           --                        --
  Other accounts payable...............              107,763                         725                      2,615
                                          ------------------           -----------------         ------------------
      Total Liabilities................           19,722,948                      26,499                     73,080
                                          ------------------           -----------------         ------------------

 NET ASSETS............................  $     1,817,003,401          $      184,846,757        $       267,367,067
                                          ==================           =================         ==================


 SHARES OUTSTANDING:
  Cortland Shares......................          834,821,207                  58,124,275                 54,796,701
  Live Oak Shares......................          983,405,181                  70,084,266                 54,136,558
  Bradford Shares......................              --                       56,647,774                158,455,583
 Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................  $              1.00          $             1.00        $              1.00
                                          ==================           =================         ==================


* Including repurchase agreements amounting to $37,000,000 and $87,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.







--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2000
================================================================================



                                             Cortland General           U.S. Government           Municipal Money
                                            Money Market Fund                Fund                   Market Fund
                                            -----------------           ---------------           ---------------


INVESTMENT INCOME


 Interest Income.........................   $      91,104,905          $     10,125,950          $      10,238,549
                                             ----------------           ---------------           ----------------

 Expenses:

    Management fee--Note 3(a)............          12,573,363                 1,465,992                  2,196,430

    Distribution support and services
     ----Note 3(c):

        Cortland shares..................           1,935,871                   158,595                    138,593

        Live Oak shares..................           1,759,696                   143,426                    118,794

        Bradford shares..................             --                        144,233                    435,239

    Other expenses.......................             178,299                    40,088                     60,158
                                             ----------------           ---------------           ----------------

        Total Expenses...................          16,447,229                 1,952,334                  2,949,214

   Expenses waived by
    Manager--Note 3(c)...................   (         711,292)         (        413,685)         (         332,291)
                                             ----------------           ---------------           ----------------

        Net Expenses.....................          15,735,937                 1,538,649                  2,616,923
                                             ----------------           ---------------           ----------------

 Net Investment Income...................          75,368,968                 8,587,301                  7,621,626



NET REALIZED GAIN
  ON INVESTMENTS

 Net realized gain (loss) on investments              200,388                    10,690          (             307)
                                             ----------------           ---------------           ----------------

 Increase in net assets from operations..   $      75,569,356          $      8,597,991          $       7,621,319
                                             ================           ===============           ================








--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                      Cortland General                U.S. Government                    Municipal Money
                                     Money Market Fund                     Fund                            Market Fund
                               -----------------------------   -----------------------------     ------------------------------
                                For the Year Ended March 31,    For the Year Ended March 31,      For the Year Ended March 31,

                                    2000            1999            2000            1999              2000             1999
                               -------------   -------------   -------------   -------------     -------------    -------------
Operations:
Net investment income.......  $   75,368,968  $   55,494,037  $    8,587,301  $    7,643,500    $    7,621,626   $    7,673,266

Net realized gain (loss) on
 investments................         200,388         446,452          10,690          21,372    (          307)           3,195
                               -------------   -------------   -------------   -------------     -------------    -------------
Increase in net assets
 from operations............      75,569,356      55,940,489       8,597,991       7,664,872         7,621,319        7,676,461
Distributions
 to shareholders from:

Net investment income:
 Cortland shares............  (   35,013,844) (   25,151,926) (    2,702,014) (    2,235,590)   (    1,411,334)+ (    1,191,766)+

 Live Oak shares............  (   40,075,444) (   30,731,761) (    3,098,670) (    3,092,403)   (    1,522,196)+ (    1,664,742)+

 Bradford shares............         --             --        (    2,548,780) (    2,336,645)   (    4,688,096)+ (    4,816,758)+

Capital share
 transactions net (Note 4):
 Cortland shares............     174,168,088     154,411,380  (    6,394,572)     16,374,315         5,559,708        1,452,471
 Live Oak shares............     169,649,225     202,978,164  (    9,001,893)     12,157,220       (15,992,057)       2,426,549
 Bradford shares............         --             --        (    5,528,757)     10,509,430       (24,386,807)      10,512,085
                               -------------   -------------   -------------   -------------     -------------    -------------
Total increase (decrease)...     344,297,381     357,446,346  (   20,676,695)     39,041,199       (34,819,463)      14,394,300

Net assets:
Beginning of year...........   1,472,706,020   1,115,259,674     205,523,452     166,482,253       302,186,530      287,792,230
                               -------------   -------------   -------------   -------------     -------------    -------------
End of year.................  $1,817,003,401  $1,472,706,020  $  184,846,757  $  205,523,452    $  267,367,067   $  302,186,530
                               =============   =============   =============   =============     =============    =============

Undistributed net
 investment income..........  $      425,333  $      145,653  $      643,976  $      406,139    $      -0-       $      -0-

+    Designated  as  exempt-interest  dividends for regular  federal  income tax purposes.
--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================
Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares commenced distribution on October 1, 1997. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2000, there were 46,226,865 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000

================================================================================
Note 2-Significant Accounting Policies: (Continued)

(e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At March 31, 2000, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $1,648,320, $675,978 and $28,940 respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied against future securities profits $43,454 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $224,737 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $13,541, $3,530 and $11869 will expire in the years 2001, 2002 and 2003 respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Companys operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and Bradford shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $10,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

Pursuant to a Distribution Plan approved by the Company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 2000, the Manager voluntarily waived investment management fees of $550,000 and $250,000, respectively, for the General Fund and the U.S. Government Fund.

During the year ended March 31, 2000, the Distributor waived Distribution support and services fees of $161,292 for the Cortland shares of the Cortland General Fund.

During the year ended March 31, 2000, the Distributor waived Distribution support and services fees of $19,640, $39,606 and $104,439 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the year ended March 31, 2000, the Distributor waived Distribution support and services fees of $17,139 and $315,152 for the Cortland shares, Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:

At March 31, 2000, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated as Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                               Cortland General Money                                                  Municipal Money
                                    Market Fund                  U.S. Government Fund                    Market Fund
                           -----------------------------      -----------------------------      ------------------------------
                            For the Year Ended March 31,      For the Year Ended March 31,        For the Year Ended March 31,
                                2000            1999               2000            1999               2000             1999
                           -------------   -------------      -------------   -------------      -------------   --------------
Cortland Shares
Shares sold..............  3,059,760,102   2,036,496,592        168,267,194     163,731,205        221,284,696      195,007,740
Dividends reinvested.....     35,010,239      25,195,494          2,704,118       2,241,098          1,410,312        1,193,378
                           -------------   -------------      -------------   -------------      -------------   --------------
                           3,094,770,341   2,061,692,086        170,971,312     165,972,303        222,695,008      196,201,118
Shares redeemed.......... (2,920,602,253) (1,907,280,706)    (  177,365,884) (  149,597,988)    (  217,135,300) (   194,748,647)
                           -------------   -------------      -------------   -------------      -------------   --------------
Net increase (decrease)..    174,168,088     154,411,380     (    6,394,572)     16,374,315          5,559,708        1,452,471
                           =============   =============      =============   =============      =============   ==============

Live Oak Shares
Shares sold..............  4,969,169,402   3,636,474,938        335,103,483     397,622,269        224,660,999      287,227,233
Dividends reinvested.         39,989,550      30,668,616          3,091,980       3,078,766          1,519,730        1,661,013
                           -------------   -------------      -------------   -------------      -------------   --------------
                           5,009,158,952   3,667,143,554        338,195,463     400,701,035        226,180,729      288,888,246
Shares redeemed.......... (4,839,509,727) (3,464,165,390)    (  347,197,356) (  388,543,815)    (  242,172,786) (   286,461,697)
                           -------------   -------------      -------------   -------------      -------------   --------------
Net increase.............    169,649,225     202,978,164     (    9,001,893)     12,157,220     (   15,992,057)       2,426,549
                           =============   =============      =============   =============      =============   ==============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000

================================================================================
Note 4-Capital Share Transactions: (Continued)

                                                                                         Municipal Money
                                         U.S. Government Fund                              Market Fund
                                    -------------------------------             --------------------------------
                                     For the Year Ended March 31,                 For the Year Ended March 31,
                                        2000               1999                      2000               1999
                                    ------------       ------------             -------------      -------------
Bradford Shares
Shares sold................          190,418,716        250,607,502               740,328,316       732,865,165
Dividends reinvested.......            2,550,623          2,343,573                 4,688,760         4,822,037
                                    ------------       ------------              ------------      ------------
                                     192,969,339        252,951,075               745,017,076       737,687,202
Shares redeemed............        ( 198,498,096)     ( 242,441,645)            ( 769,403,883)    ( 727,175,117)
                                    ------------       ------------              ------------      ------------
Net increase ..............        (   5,528,757)        10,509,430             (  24,386,807)       10,512,085
                                    ============       ============              ============      ============

The components of net assets at March 31, 2000 are as follows:




                           Cortland General Money                                                  Municipal Money
                                 Market Fund                   U.S. Government Fund                  Market Fund
                           ----------------------              --------------------             ---------------------

Paid-in capital............   $  1,818,226,388                   $    184,856,315                 $    267,388,842
Accumulated net
 realized losses...........   (      1,648,320)                  (        653,534)                (         21,775)
Undistributed net
 investment income.........            425,333                            643,976                        -0-
                               ---------------                    ---------------                  ---------------
Total net assets...........   $  1,817,003,401                   $    184,846,757                 $    267,367,067
                               ===============                    ===============                  ===============












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
Note 5-Financial Highlights:

                                                        Cortland General Money Market Fund
                                       --------------------------------------------------------------------------
                                                                  Cortland Shares
                                       --------------------------------------------------------------------------
                                                             For the Year Ended March 31,
                                       --------------------------------------------------------------------------
                                          2000            1999            1998           1997             1996
                                       ---------       ----------      ----------      ----------      ----------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year................   $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income............       0.045           0.045           0.047           0.044           0.049
   Net realized and unrealized
    gain/(loss) on investments......      --               0.001       (   0.001)         --               0.001
                                       ---------       ----------      ----------      ----------      ----------
Total from investment operations.          0.045           0.046           0.046           0.044           0.050
Less distributions:
   Dividends from net
    investment income...............   (   0.045)      (   0.045)      (   0.047)      (   0.044)      (   0.048)
                                        --------        --------        --------        --------        --------
Total distributions.................   (   0.045)      (   0.045)      (   0.047)      (   0.044)      (   0.048)
                                        --------        --------        --------        --------        --------
Net asset value, end of year........   $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========
Total Return........................       4.60%           4.56%           4.77%           4.52%           4.95%

Ratios/Supplemental Data
Net assets,
   end of year (000's omitted)......   $  834,259      $  659,890      $  505,442      $1,160,352      $1,159,173

Ratios to average net assets:
   Expenses.........................       0.97%           1.00%           0.99%           1.02%           1.03%
   Net investment income............       4.54%           4.41%           4.67%           4.41%           4.86%
Management and Distribution support
   and service fees waived..........       0.05%           0.03%           0.04%          --              --










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
================================================================================
Note 5-Financial Highlights: (Continued)


                                                          Cortland General Money Market Fund
                                       --------------------------------------------------------------------------
                                                                    Live Oak Shares
                                       --------------------------------------------------------------------------
                                                              For the Year Ended March 31,
                                       --------------------------------------------------------------------------
                                          2000            1999            1998           1997             1996+
                                       ---------       ----------      ----------      ----------      ----------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)
Net asset value,
   beginning of period..............   $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                       --------        --------        --------        --------        --------
Income from investment operations:
   Net investment income............      0.045           0.045           0.048           0.045           0.018
   Net realized and unrealized
    gain/(loss) on investments......     --               0.001        (  0.001)         --              --
                                       --------        --------        --------        --------        --------
Total from investment operations.         0.045           0.046           0.047           0.045           0.018
Less distributions:
   Dividends from net
    investment income...............   (  0.045)       (  0.045)       (  0.047)       (  0.045)      (   0.018)
                                        -------         -------         -------         -------        -------
Total distributions.................   (  0.045)       (  0.045)       (  0.047)       (  0.045)      (   0.018)
                                        -------         -------         -------         -------        -------
Net asset value, end of period......   $  1.00         $  1.00         $  1.00         $  1.00        $   1.00
                                       ========        ========        ========        ========       ========
Total Return........................      4.63%           4.59%           4.84%           4.59%           4.78%*
Ratios/Supplemental Data
Net assets,
   end of period (000's omitted)       $ 982,744       $ 812,816       $ 609,818       $ 440,457      $  351,030

Ratios to average net assets:
   Expenses.........................      0.94%           0.98%           0.91%           0.95%           0.97%*
   Net investment income............      4.57%           4.43%           4.78%           4.48%           4.68%*
Management and Distribution support
   and service fees waived..........      0.03%          --               0.05%           0.02%           0.02%*


* Annualized
+ Live Oak Shares commenced distribution on November 16, 1995.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 U.S. Government Fund
                                       --------------------------------------------------------------------------
                                                                   Cortland Shares
                                       --------------------------------------------------------------------------
                                                              For the Year Ended March 31,
                                       --------------------------------------------------------------------------
                                          2000            1999            1998           1997             1996
                                       ---------       ----------      ----------      ----------      ----------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
 beginning of year.................    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income...........        0.043           0.042           0.046           0.043           0.047
   Net realized and unrealized
    (loss) on investments..........       --               0.001       (   0.001)      (   0.001)         --
                                       ---------       ----------       ---------       --------       ----------
Total from investment operations...        0.043           0.043           0.045           0.042           0.047
Less distributions:
   Dividends from net
    investment income..............    (   0.043)      (   0.042)      (   0.045)      (   0.043)      (   0.047)
                                        --------        --------        --------        --------        --------
Total distributions................    (   0.043)      (   0.042)      (   0.045)      (   0.043)      (   0.047)
                                        --------        --------        --------        --------        --------
Net asset value, end of year.......    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========
Total Return.......................        4.35%           4.33%           4.61%           4.37%           4.80%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   58,121      $   64,438      $   48,069       $ 164,464       $ 255,222
Ratios to average net assets:
   Expenses........................        0.88%           1.00%           0.81%           1.01%           1.04%
   Net investment income...........        4.38%           4.18%           4.58%           4.30%           4.72%
Management and Distribution support
 and service fees waived...........        0.16%           0.04%           0.25%           0.02%          --






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 U.S. Government Fund
                                       --------------------------------------------------------------------------
                                                                    Live Oak Shares
                                       --------------------------------------------------------------------------
                                                              For the Year Ended March 31,
                                       --------------------------------------------------------------------------
                                          2000            1999            1998            1997            1996+
                                       ---------       ---------       ---------       ---------       ----------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------
Income from investment operations:
   Net investment income...........        0.043           0.043           0.049           0.044           0.017
   Net realized and unrealized
    (loss) on investments..........        --              0.001       (   0.001 )     (   0.001 )         --
                                       ---------       ---------        ---------       ---------      ----------
Total from investment operations           0.043           0.044           0.048           0.043           0.017
Less distributions:
   Dividends from net
    investment income..............    (   0.043 )     (   0.043 )     (   0.046 )     (   0.044 )     (   0.017 )
                                        ---------       ---------       ---------       ---------       ---------
Total distributions................    (   0.043 )     (   0.043 )     (   0.046 )     (   0.044 )     (   0.017 )
                                        ---------       ---------       ---------       ---------       ---------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ==========      ==========      ==========      ==========      ==========
Total Return.......................        4.43%           4.42%           4.75%           4.53%           4.74%*
Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $    70,080     $    78,987     $    66,829     $    55,057     $    47,328

Ratios to average net assets:
   Expenses........................        0.79%           0.91%           0.68%           0.86%           0.89%*
   Net investment income...........        4.45%           4.29%           4.89%           4.45%           4.64%*
Management and Distribution support
 and service fees waived...........        0.18%           0.08%           0.24%           0.12%           0.11%*

* Annualized
+ Live Oak shares commenced distribution on November 16, 1995.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                               U.S. Government Fund
                                          -----------------------------------------------------------
                                                                  Bradford Shares
                                          -----------------------------------------------------------
                                                           For the Year Ended March 31,
                                          -----------------------------------------------------------
                                               2000                   1999                  1998+
                                          -------------          -------------          -------------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............       $    1.00              $    1.00              $    1.00
                                          -------------          -------------          -------------
Income from investment operations:
   Net investment income...........            0.044                  0.044                  0.026
   Net realized and unrealized
    (loss) on investments..........            --                     0.001             (    0.001   )
                                          -------------          -------------          -------------
Total from investment operations...            0.044                  0.045                  0.025
Less distributions:
   Dividends from net
    investment income..............       (    0.044   )         (    0.044   )         (    0.024   )
                                           ------------           ------------           ------------
Total distributions................       (    0.044   )         (    0.044   )         (    0.024   )
                                           ------------           ------------           ------------
Net asset value, end of period.....       $    1.00              $    1.00              $    1.00
                                          =============          =============          =============

Total Return.......................            4.51%                  4.49%                  4.83%*

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....       $     56,645           $     62,098           $     51,584

Ratios to average net assets:
   Expenses........................            0.72%                  0.85%                  0.86%*
   Net investment income...........            4.55%                  4.37%                  5.22%*
Management and Distribution support
 and service fees waived...........            0.31%                  0.19%                  0.18%*

* Annualized
+ Bradford shares commenced distribution on October 1, 1997.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
================================================================================
Note 5-Financial Highlights: (Continued)


                                                                Municipal Money Market
                                       --------------------------------------------------------------------------
                                                                   Cortland Shares
                                       --------------------------------------------------------------------------
                                                              For the Year Ended March 31,
                                       --------------------------------------------------------------------------
                                          2000            1999            1998           1997             1996
                                       ---------       ----------      ----------      ----------      ----------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)
Net asset value,
   beginning of year...............    $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                       ---------       ----------      ----------      ----------      ----------

Income from investment operations:
   Net investment income...........       0.026           0.025           0.028           0.026           0.030
                                       ---------       ----------      ----------      ----------      ----------
Total from investment operations...       0.026           0.025           0.028           0.026           0.030
Less distributions:
   Dividends from net
    investment income..............    (  0.026)       (  0.025)       (  0.028)       (  0.026)       (  0.030)
                                        -------         -------         -------         -------         -------
Total distributions................    (  0.026)       (  0.025)       (  0.028)       (  0.026)       (  0.030)
                                        -------         -------         -------         -------         -------
Net asset value, end of year.......    $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                       =========       =========       =========       =========       =========

Total Return.......................       2.58%           2.56%           2.81%           2.68%           3.06%

Ratios/Supplemental Data
Net assets,
   end of year (000's omitted).....    $  54,792       $  49,234       $  47,780       $ 153,322       $ 216,456

Ratios to average net assets:
   Expenses........................       1.00%           1.00%           1.01%           1.02%           1.03%
   Net investment income...........       2.55%           2.51%           2.81%           2.64%           3.02%
Management and Distribution support
   and service fees waived.........       0.03%           0.04%            --              --              --
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                  Municipal Money Market
                                       --------------------------------------------------------------------------
                                                                     Live Oak Shares
                                       ---------------------------------------------------------------------------
                                                               For the Year Ended March 31,
                                       ---------------------------------------------------------------------------
                                           2000            1999            1998            1997            1996
                                       -----------     -----------     -----------     -----------     -----------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       -----------     -----------     -----------     -----------     -----------

Income from investment operations:
   Net investment income...........        0.026           0.026           0.029           0.027           0.011
                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations...        0.026           0.026           0.029           0.027           0.011
Less distributions:
   Dividends from net
    investment income..............    (   0.026  )    (   0.026  )    (   0.029  )    (   0.027  )    (   0.011  )
                                        ----------      ----------      ----------      ----------      ----------
Total distributions................    (   0.026  )    (   0.026  )    (   0.029  )    (   0.027  )    (   0.011  )
                                        ----------      ----------      ----------      ----------      ----------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ===========     ===========     ===========     ===========     ===========

Total Return.......................        2.60%           2.60%           2.93%           2.77%           2.96%*

Ratios/Supplemental Data
Net assets,
 end of period (000s omitted)......    $    54,132     $    70,124     $    67,697     $    58,794     $    49,663

Ratios to average net assets:
   Expenses........................        0.98%           0.95%           0.90%           0.93%           0.96%*
   Net investment income...........        2.56%           2.57%           2.86%           2.72%           2.91%*
Management and Distribution support
 and service fees waived...........        0.00%           0.03%           0.07%           0.04%           0.03%*

* Annualized
+ Live Oak shares commenced distribution on November 16, 1995.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
================================================================================
Note 5-Financial Highlights: (Continued)

                                                              Municipal Money Market
                                          -----------------------------------------------------------
                                                                  Bradford Shares
                                          -----------------------------------------------------------
                                                           For the Year Ended March 31,
                                          -----------------------------------------------------------
                                               2000                   1999                  1998+
                                          -------------          -------------          -------------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............       $    1.00              $    1.00              $    1.00
                                          -------------          -------------          -------------

Income from investment operations:
   Net investment income...............        0.027                  0.027                  0.014
                                          -------------          -------------          -------------
Total from investment operations....           0.027                  0.027                  0.014
Less distributions:
  Dividends from net
   investment income.................     (    0.027   )         (    0.027   )         (    0.014   )
                                           ------------           ------------           ------------
Total distributions.................      (    0.027   )         (    0.027   )         (    0.014   )
                                           ------------           ------------           ------------
Net asset value, end of period......      $    1.00              $    1.00              $    1.00
                                          =============          =============          =============

Total Return........................           2.73%                  2.71%                  2.87%*

Ratios/Supplemental Data
Net assets,
   end of period (000's omitted).....     $      158,443         $      182,829         $      172,315

Ratios to average net assets:
   Expenses............................        0.85%                  0.85%                  0.86%*
   Net investment income...............        2.69%                  2.67%                  2.81%*
Management and Distribution support
 and service fees waived...........            0.18%                  0.18%                  0.17%*

* Annualized
+ Bradford shares commenced distribution on October 1, 1997.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================






Shareholders and Board of Directors
Cortland Trust, Inc.




We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                                    \S\Ernst & Young LLP


  May 19, 2000
  New York, New York



--------------------------------------------------------------------------------

_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________




Annual Report
March 31, 2000

CORTLAND
 ------

600 Fifth Avenue
New York, NY 10020
212-830-5200

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


CORTLAND                                                           BULK RATE
 ------                                                           U.S. POSTAGE
                                                                      PAID
600 Fifth Avenue                                                  BROOKLYN, NY
New York, NY 10020                                              PERMIT NO. 7379